Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 571,139	$ 597,188	$ 569,917	$ 220,794
Total current assets	1,597,464	1,465,903
Total assets	1,922,023	1,708,037
Liabilities and shareholders' equity
Total current liabilities	557,319	516,498
Total liabilities	606,666	559,873
Shareholders' equity
Additional paid-in capital	138,750	121,381
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2016 and 2017)	(35,323)	(35,323)
Statutory reserves	14,277	7,061
Retained earnings	1,197,617	1,095,999
Accumulated other comprehensive loss	(4,398)	(72,426)
Total Changyou.com Limited shareholders' equity	1,312,005	1,117,767
Total liabilities and shareholders' equity	1,922,023	1,708,037
Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	379	372
Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	703	703
Changyou.com Limited [Member]
Assets
Cash and cash equivalents	7,349	8,771	$ 5,118	$ 24,429
Total current assets	7,349	8,771
Interests in subsidiaries and variable interest entities	1,305,224	1,109,496
Total assets	1,312,573	1,118,267
Liabilities and shareholders' equity
Accrued liabilities	568	500
Total current liabilities	568	500
Total liabilities	568	500
Shareholders' equity
Additional paid-in capital	138,750	121,381
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2016 and 2017)	(35,323)	(35,323)
Statutory reserves	14,277	7,061
Retained earnings	1,197,617	1,095,999
Accumulated other comprehensive loss	(4,398)	(72,426)
Total Changyou.com Limited shareholders' equity	1,312,005	1,117,767
Total liabilities and shareholders' equity	1,312,573	1,118,267
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Shareholders' equity
Ordinary shares	379	372
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Shareholders' equity
Ordinary shares	$ 703	$ 703